Loans - Schedule of Loans (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations	$ 360				$ 326
Loans accrued	757,215		$ 678,306		526,760		$ 335,078
Cancellation of negotiable obligations	61,811		20,496		4,643
Cancellation of negotiable obligations in U.S. dollars		$ 4,602		$ 4,602		$ 15,850
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued	$ 174		$ 4,791		$ 4,933
Interest rate	5.50%	5.50%	5.85%	5.85%	6.89%	6.89%